Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases
Total minimum lease payments	¥ 117,086
Less: Sublease rental income	(11,267)
Net minimum lease payments	¥ 105,819